Aug. 29, 2018

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Equity Premium Income Fund

(the “Fund”)

(All Share Classes)

(a series of JPMorgan Trust IV)

Supplement dated August 12, 2019

to the Summary Prospectuses dated April 5, 2019 and Prospectuses dated August 29, 2018, as supplemented

Effective immediately, the contractual expense limitation agreement had been extended until October 31, 2020, at which time it will be determined whether such agreement will be renewed or revised.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE